Consolidated Statements of Comprehensive Income (Q1) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 17, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Nov. 16, 2020	Dec. 31, 2020 [1]	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (94,221)	$ (94,221)	$ 19,928	$ (10,326)	$ (3,050)	$ (83,202)	$ 59,998	$ 63,685
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain (loss) on cash flow hedges		761	3,679	(7,277)	(5,641)	(4,880)	(6,521)	1,264
Foreign currency translation adjustment		$ 385	(615)	(293)	$ 393	778	253	(110)
Total other comprehensive income (loss)			3,064	(7,570)		(4,102)	(6,268)	1,154
Comprehensive income (loss) before noncontrolling interests			22,992	(17,896)		(87,304)	53,730	64,839
Less: Comprehensive income attributable to redeemable noncontrolling interest			8,089	2,093		14,069	0	0
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries			8,589	2,536		11,617	13,221	24,486
Less: Comprehensive income (loss) attributable to noncontrolling interests in GCMH			3,075	(22,525)		(117,288)	40,509	40,353
Comprehensive income (loss) attributable to GCM Grosvenor Inc.			$ 3,239	$ 0		$ 4,298	$ 0	$ 0

[1]	For discussion on the restatement adjustments, see Note 4.